Revenues Generated From Each Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales	$ 2,157,813	$ 2,509,347	$ 1,098,038
Depreciation	(211,522)	(150,331)	(62,558)
Inventory write-downs	(305,175)	(6,113)	(180,213)
Gross profit (loss)	(39,661)	557,835	(113,583)
Polysilicon Segment
Segment Reporting Information [Line Items]
Net sales	599,208	272,791	18,064
Depreciation	(99,423)	(67,733)	(2,111)
Inventory write-downs	(743)	0	0
Gross profit (loss)	208,972	60,707	3,169
Other Pv Products Segment
Segment Reporting Information [Line Items]
Net sales	2,012,180	2,425,874	1,095,958
Depreciation	(112,099)	(82,598)	(60,447)
Inventory write-downs	(304,432)	(6,113)	(180,213)
Gross profit (loss)	(81,179)	536,850	(114,688)
Corporate Elimination
Segment Reporting Information [Line Items]
Net sales	(453,575)	(189,318)	(15,984)
Depreciation	0	0	0
Inventory write-downs	0	0	0
Gross profit (loss)	$ (167,454)	$ (39,722)	$ (2,064)